Borrowings - Summary of Movement in Borrowings (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Disclosure of detailed information about borrowings [line items]
Beginning balance	₨ 581,588	$ 8,409	₨ 745,780
Cash flow	75,707	1,095	(172,681)
Borrowings on acquisition through business combination	67	1	6,308
Other non-cash changes	2,119	30	1,543
Foreign currency translation differences	2,781	40	638
Ending balance	662,262	$ 9,575	581,588
Not later than one year [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	313,700		413,126
Cash flow	6,251		(89,965)
Borrowings on acquisition through business combination	67
Other non-cash changes	(8,522)		(9,050)
Foreign currency translation differences	3,557		(411)
Ending balance	315,053		313,700
Later than one year [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	267,888		332,654
Cash flow	69,456		(82,716)
Borrowings on acquisition through business combination			6,308
Other non-cash changes	10,641		10,593
Foreign currency translation differences	(776)		1,049
Ending balance	₨ 347,209		₨ 267,888